Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance Table

					Value of initial Fixed $100 Investment			Company Selected Financial Performance Measure
Year	SCT Total Compensation for PEO (1)	Compensation Actually Paid to PEO	Average SCT Total Compensation For Non-PEO NEOs (2)	Average Compensation Actually Paid to Non‑PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (4) (in 000s)	Pre-Tax Income (5) (in 000s)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$2,604,854	$609,226	$927,201	$366,433	$162	$201	$19,956	$26,153
2023	2,887,694	3,479,323	1,134,652	1,292,075	246	142	56,319	72,711
2022	2,679,191	2,646,013	1,170,014	959,065	193	122	89,358	119,501
2021	3,161,832	3,814,594	1,215,126	1,490,490	184	184	90,803	118,535
2020	2,437,008	3,382,845	1,013,649	1,268,297	153	136	59,148	76,731

1.	Clarence Smith served as our CEO for each year presented.
2.	The NEOs included in this calculation for each year are:
2024 – Steve Burdette, Richard Hare, John Gill, Helen Bautista and Ed Clary.
2023 – Steve Burdette, Richard Hare, Ed Clary, and John Gill
2022 – Steve Burdette, Richard Hare, Ed Clary, John Gill and Rawson Haverty
2021 – Steve Burdette, Richard Hare, Ed Clary, and John Gill
2020 – Steve Burdette, Richard Hare, Ed Clary, and John Gill
3.	The peer group TSR is based on the cumulative return of the NYSE/AMEX/Nasdaq Home Furnishings & Equipment Store Index (SIC Codes 5700-5799).
4.	Net income as included in our 2024 Annual Report on Form 10-K.
5.	Pre-tax income, or income before income taxes, as included in our 2024 Annual Report on Form 10-K.
6.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

2024 Reconciliation	PEO	Other NEOs
Total Compensation From SCT	$2,604,854	$927,201
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,470,572	$359,816
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$494,996	$138,813
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(837,098)	$(215,079)
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(140,701)	$(39,666)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$84,512
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$42,253	$508
Compensation Actually Paid (CAP) as defined by SEC Rule	$609,226	$366,433

(1)	As discussed on page 23, the SERP Plan was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Company Selected Measure Name	Pre-tax income
Named Executive Officers, Footnote [Text Block]
1.	Clarence Smith served as our CEO for each year presented.
2.	The NEOs included in this calculation for each year are:
2024 – Steve Burdette, Richard Hare, John Gill, Helen Bautista and Ed Clary.
2023 – Steve Burdette, Richard Hare, Ed Clary, and John Gill
2022 – Steve Burdette, Richard Hare, Ed Clary, John Gill and Rawson Haverty
2021 – Steve Burdette, Richard Hare, Ed Clary, and John Gill
2020 – Steve Burdette, Richard Hare, Ed Clary, and John Gill

Peer Group Issuers, Footnote [Text Block]
3.	The peer group TSR is based on the cumulative return of the NYSE/AMEX/Nasdaq Home Furnishings & Equipment Store Index (SIC Codes 5700-5799).

PEO Total Compensation Amount	$ 2,604,854	$ 2,887,694	$ 2,679,191	$ 3,161,832	$ 2,437,008
PEO Actually Paid Compensation Amount	$ 609,226	3,479,323	2,646,013	3,814,594	3,382,845
Adjustment To PEO Compensation, Footnote [Text Block]
6.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

2024 Reconciliation	PEO	Other NEOs
Total Compensation From SCT	$2,604,854	$927,201
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,470,572	$359,816
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$494,996	$138,813
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(837,098)	$(215,079)
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(140,701)	$(39,666)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$84,512
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$42,253	$508
Compensation Actually Paid (CAP) as defined by SEC Rule	$609,226	$366,433

(1)	As discussed on page 23, the SERP Plan was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Non-PEO NEO Average Total Compensation Amount	$ 927,201	1,134,652	1,170,014	1,215,126	1,013,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ 366,433	1,292,075	959,065	1,490,490	1,268,297
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
6.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

2024 Reconciliation	PEO	Other NEOs
Total Compensation From SCT	$2,604,854	$927,201
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,470,572	$359,816
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$494,996	$138,813
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(837,098)	$(215,079)
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(140,701)	$(39,666)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$84,512
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$42,253	$508
Compensation Actually Paid (CAP) as defined by SEC Rule	$609,226	$366,433

(1)	As discussed on page 23, the SERP Plan was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
TSR: TSR has the most direct and significant impact on CEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation delivered in equity awards (RSUs and PRSUs). The graphs below show the relationship between (1) compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the five fiscal years ending December 31, 2024.

CAP versus TSR

Compensation Actually Paid vs. Net Income [Text Block]
Net Income: SEC rules require that net income be presented as a performance measure in the Pay-versus-Performance Table above. The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and net income attributable to Havertys over the five fiscal years ending December 31, 2024, as reported in the company’s consolidated financial statements.

CAP versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pre-Tax Income: Pre-Tax Income impacts on CEO and NEO compensation actually paid because it is the primary metric in our MIP-I Plan. The graphs below show the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our pre-tax income over the five fiscal years ending December 31, 2024.

CAP versus Pre-Tax Income

Total Shareholder Return Vs Peer Group [Text Block]
TSR: TSR has the most direct and significant impact on CEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation delivered in equity awards (RSUs and PRSUs). The graphs below show the relationship between (1) compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the five fiscal years ending December 31, 2024.
TSR: Company versus Peer Group

Tabular List [Table Text Block]
Financial Performance Measures
Our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance and shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are as follows:

•	Pre-Tax Income
•	Adjusted EBITDA
•	Net Sales

Total Shareholder Return Amount	$ 162	246	193	184	153
Peer Group Total Shareholder Return Amount	201	142	122	184	136
Net Income (Loss)	$ 19,956,000	$ 56,319,000	$ 89,358,000	$ 90,803,000	$ 59,148,000
Company Selected Measure Amount	26,153,000	72,711,000	119,501,000	118,535,000	76,731,000
PEO Name	Clarence Smith	Clarence Smith	Clarence Smith	Clarence Smith	Clarence Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,470,572)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	494,996
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(837,098)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,701)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,253)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(359,816)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	138,813
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(215,079)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,666)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(84,512)
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (508)